Note 8 - Commitments and Contingencies (Details Textual)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) ft²	Sep. 30, 2020 USD ($) ft²	Sep. 30, 2019 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)
Sublease Income			$ 86,100	$ 86,100
Operating Lease, Expense		91,100	164,500	194,200	$ 164,000
Operating Lease, Right-of-Use Asset				$ 204,300
Lessee, Operating Lease, Discount Rate				12.75%
Other Assets [Member]
Operating Lease, Right-of-Use Asset		181,800		$ 201,700
Other Current Assets and Lease Liability, Net of Current Portion [Member]
Operating Lease, Liability, Total				180,900
Short-term Leases [Member]
Operating Lease, Expense		$ 50,700	$ 83,900	$ 67,700
UNITED STATES
Number of Facilities		1		1
CHINA
Number of Facilities		1		1
Area of Real Estate Property (Square Foot) | ft²	11,300		11,300
Lease Monthly Payment	$ 4,400
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 205,000
Germantown, MD [Member]
Area of Real Estate Property (Square Foot) | ft²		1,500		1,500
Lease Monthly Payment		$ 5,600		$ 5,700
Lessee, Operating Lease, Term of Contract (Month)				1 year	1 year